Financing Charges (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of dollars)	2016	2015
Interest on long-term debt	424	417
Interest on short-term notes	9	2
Other	15	14
Less: Interest capitalized on construction and development in progress	(54)	(52)
Interest earned on investments	(2)	(3)
Gain on interest-rate swap agreements	—	(2)

	392	376